UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSRS

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21472

                         ROBECO-SAGE TRITON FUND, L.L.C.
               (Exact name of registrant as specified in charter)

                                    --------

                                909 Third Avenue
                                   28th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                        DATE OF FISCAL YEAR END: MARCH 31

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


ROBECO-SAGE TRITON FUND, L.L.C.

Financial Statements (unaudited)

For the six-month period ended September 30, 2007

                         Robeco-Sage Triton Fund, L.L.C.
                                Table of Contents

Financial Statements (unaudited):

Schedule of Investments ...................................................    1
Statement of Assets and Liabilities .......................................    4
Statement of Operations ...................................................    5
Statements of Changes in Members' Capital .................................    6
Statement of Cash Flows ...................................................    7
Financial Highlights ......................................................    8
Notes to Financial Statements .............................................    9
Advisory Agreement Approval ...............................................   23

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling collect (212) 908-9660; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

                         Robeco-Sage Triton Fund, L.L.C.
                       Schedule of Investments (unaudited)
                               September 30, 2007

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Long/Short Equity                                                          41.1%

Event-Driven                                                               21.9%

Multi-Strategy Relative Value                                               8.8%

Structured Credit                                                           7.3%

Distressed                                                                  6.9%

Macro                                                                       4.2%

Credit                                                                      3.6%

Fundamental Market Neutral                                                  3.6%

Fixed Income Relative Value                                                 2.6%

                                                                                            %* OF
                                                                                           MEMBERS'
PORTFOLIO FUND                                                     COST         VALUE       CAPITAL     LIQUIDITY
-------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY:
Abchurch Europe Fund, Ltd.                                     $ 3,000,000   $ 2,827,486       2.43%    Quarterly
Alson Signature Fund Offshore, Ltd.                              2,760,000     3,577,967       3.08%    Quarterly
Amici Fund International, Ltd.                                     314,058       406,145       0.35%    Quarterly
Apis Offshore Capital, Ltd.                                      1,500,000     1,553,937       1.34%    Quarterly
Cantillon World, Ltd.                                              800,000     1,149,096       0.99%     Monthly
Clovis Capital Partners (Cayman), Ltd.                           2,010,000     2,688,167       2.32%    Quarterly
Coeus Capital Offshore, Ltd.                                     2,300,000     2,259,220       1.95%    Quarterly
Criterion Capital Partners, Ltd.                                 2,400,000     3,406,824       2.93%     Monthly
Delta Offshore, Ltd.                                             1,650,000     2,108,929       1.82%     Monthly
Elm Ridge Value Partners Offshore Fund, Inc.                     1,300,000     1,685,184       1.45%    Quarterly
Highline Capital International, Ltd.                             1,950,000     2,589,710       2.23%    Quarterly
Ivory Offshore Flagship Fund, Ltd.                               2,060,000     2,736,033       2.36%    Quarterly
Liberty Square Offshore Partners, Ltd.                           2,550,000     3,000,068       2.58%    Quarterly
Marshall Wace Core Fund, Ltd.                                    2,800,000     2,791,633       2.40%    Quarterly
North Run Offshore Partners, Ltd.                                1,000,000     1,320,404       1.14%    Quarterly
Renaissance Institutional Equities Fund, LLC                     2,000,000     2,853,813       2.46%     Monthly
Saras Capital Partners Offshore, Ltd.                            2,650,000     2,873,860       2.48%    Quarterly
Savannah-Baltimore Offshore, Ltd.                                1,850,000     2,124,867       1.83%    Quarterly
Sonar Overseas Fund, Ltd.                                        1,500,000     1,575,754       1.36%    Quarterly
Tracer Capital Offshore Fund, Ltd.                               2,850,000     3,243,922       2.79%    Quarterly
                                                               -------------------------------------
   TOTAL LONG/SHORT EQUITY                                      39,244,058    46,773,019      40.29%
                                                               -------------------------------------

                         Robeco-Sage Triton Fund, L.L.C.
                 Schedule of Investments (unaudited)(continued)
                               September 30, 2007

                                                                                            %* OF
                                                                                           MEMBERS'
PORTFOLIO FUND                                                     COST         VALUE       CAPITAL     LIQUIDITY
-------------------------------------------------------------------------------------------------------------------
EVENT DRIVEN:
Altima Global Special Situations Fund, Ltd.                    $ 2,150,000   $ 2,786,445       2.40%    Quarterly
Centaurus Alpha Fund, Ltd.                                       1,900,000     2,261,234       1.95%     Monthly
CSO, Ltd.                                                        2,600,000     2,832,227       2.44%    Quarterly
Elliott International, Ltd.                                      1,500,000     2,301,480       1.98%    Quarterly
Eton Park Overseas Fund, Ltd.                                    2,700,000     3,582,599       3.09%    Annually
Fir Tree International Value Fund, Ltd.                          1,010,000     1,684,364       1.45%   Bi-Annually
Magnetar Capital Fund, Ltd.                                      1,500,000     1,881,470       1.62%  Semi-Annually
Montrica Global Opportunities Fund                               2,850,000     3,086,852       2.66%    Annually
Octavian Global Fund Ltd.                                        2,250,000     2,263,058       1.95%    Quarterly
Perry Partners International, Inc.                               1,660,000     2,191,652       1.89%    Annually
                                                               -------------------------------------
   TOTAL EVENT DRIVEN                                           20,120,000    24,871,381      21.43%
                                                               -------------------------------------
MULTI-STRATEGY RELATIVE VALUE:
Citadel Kensington Global Strategies Fund, Ltd.                  2,500,000     3,850,968       3.32%   Bi-Annually
Redbrick Capital Offshore Fund, Ltd.                             1,000,000     1,243,145       1.07%    Quarterly
Sandleman Partners Multi-Strategy Fund, Ltd.                     2,750,000     2,677,790       2.30%    Quarterly
Tempo Fund, Ltd.                                                 1,900,000     2,274,206       1.96%    Quarterly
                                                               -------------------------------------
   TOTAL MULTI-STRATEGY RELATIVE VALUE                           8,150,000    10,046,109       8.65%
                                                               -------------------------------------
STRUCTURED CREDIT:
Cerberus International, Ltd.                                     3,500,000     3,519,839       3.03%    Quarterly
D.B. Zwirn Special Opportunities Fund, Ltd.                        810,000     1,161,002       1.00%   Bi-Annually
Dune Capital International, Ltd.                                 1,250,000     1,399,923       1.21%    Annually
Petra Offshore Fund L.P.                                         1,950,000     2,242,781       1.93%    Quarterly
                                                               -------------------------------------
   TOTAL STRUCTURED CREDIT                                       7,510,000     8,323,545       7.17%
                                                               -------------------------------------
DISTRESSED:
Greywolf Capital Overseas Fund                                   1,000,000     1,473,642       1.27%    Annually
Matlin Patterson Distressed Opportunities Fund, Ltd.             1,500,000     1,556,267       1.34%  Semi-Annually
Redwood Offshore Fund, Ltd.                                      2,910,000     2,800,915       2.41%   Bi-Annually
Wexford Offshore Credit Opportunities Fund Limited               1,600,000     1,968,551       1.70%    Quarterly
                                                               -------------------------------------
   TOTAL DISTRESSED                                              7,010,000     7,799,375       6.72%
                                                               -------------------------------------
MACRO:
AQR Absolute Return Offshore Fund (USD) II, Ltd.                   660,000       742,711       0.64%    Quarterly
Goldman Sachs Global Alpha Fund                                  1,250,000       839,840       0.72%    Quarterly
The Grossman Global Macro Hedge Fund, Ltd.                         450,000       459,313       0.40%     Monthly
Wexford Offshore Spectrum Fund                                   1,968,775     2,718,715       2.34%    Quarterly
                                                               -------------------------------------
   TOTAL MACRO                                                   4,328,775     4,760,579       4.10%
                                                               -------------------------------------

                         Robeco-Sage Triton Fund, L.L.C.
                 Schedule of Investments (unaudited)(concluded)
                               September 30, 2007

                                                                                            %* OF
                                                                                           MEMBERS'
PORTFOLIO FUND                                                     COST         VALUE       CAPITAL     LIQUIDITY
-------------------------------------------------------------------------------------------------------------------
CREDIT:
Arx Global High Yield Securities Overseas Fund, Ltd.           $ 2,150,000   $  2,096,573      1.80%  Semi-Annually
Latigo Offshore, Ltd.                                            1,850,000      2,063,682      1.78%    Quarterly
                                                               -------------------------------------
   TOTAL CREDIT                                                  4,000,000      4,160,255      3.58%
                                                               -------------------------------------
FUNDAMENTAL MARKET NEUTRAL:
O'Connor Global Fundamental Market Neutral Long/Short Limited    3,310,000      4,070,233      3.51%     Monthly
                                                               -------------------------------------
FIXED INCOME RELATIVE VALUE:
Black River Global Multi-Strategy Leveraged Fund, Ltd.           1,000,000      1,381,496      1.19%    Quarterly
The Drake Absolute Return Fund, Ltd.                             1,250,000      1,550,556      1.34%    Quarterly
                                                               -------------------------------------
   TOTAL FIXED INCOME RELATIVE VALUE                             2,250,000      2,932,052      2.53%
                                                               -------------------------------------
   TOTAL PORTFOLIO FUNDS                                       $95,922,833   $113,736,548     97.98%
                                                               =====================================

* Percentages are based on Members' Capital at end of period of $116,079,520.

      The aggregate cost of investments for tax purposes was $95,922,833. Net unrealized appreciation on investments for tax purposes was $17,813,715 consisting of $18,680,258 of gross unrealized appreciation and ($866,543) of gross unrealized depreciation.

      The investments in Portfolio Funds shown above, representing 97.98% of Members' Capital, have been fair valued as described in Note 2.B.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.
                Statement of Assets and Liabilities (unaudited)
                               September 30, 2007

ASSETS
Investments in Portfolio Funds, at fair value
   (cost $95,922,833)                                             $ 113,736,548
Fund investments made in advance                                      6,250,000
Due from Adviser                                                        393,441
Cash and cash equivalents                                                50,398
Other assets                                                             21,988
                                                                  -------------
   Total assets                                                     120,452,375
                                                                  -------------

LIABILITIES
Capital contributions received in advance                             2,117,594
Loan payable                                                          1,650,000
Management fee payable                                                  410,704
Redemptions payable                                                      64,921
Professional fees payable                                                35,004
Administration fees payable                                              27,925
Board of Managers' fees payable                                           6,943
Other accrued expenses                                                   59,764
                                                                  -------------
   Total liabilities                                                  4,372,855
                                                                  -------------

   NET ASSETS                                                     $ 116,079,520
                                                                  =============

MEMBERS' CAPITAL
Net capital                                                       $  99,731,636
Accumulated net investment loss                                      (3,377,370)
Accumulated net realized gain on Portfolio Funds                      1,911,539
Net unrealized appreciation on investments in Portfolio Funds        17,813,715
                                                                  -------------
   Members' Capital                                               $ 116,079,520
                                                                  =============

   NET ASSET VALUE PER UNIT (BASED ON 113,293.02 UNITS
       OUTSTANDING)                                               $    1,024.60
                                                                  =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.
                       Statement of Operations (unaudited)
                For the six-month period ended September 30, 2007

INVESTMENT INCOME
   Interest                                                       $      49,782
                                                                  -------------
      Total investment income                                            49,782
                                                                  -------------

EXPENSES
   Management fee                                                       744,324
   Professional fees                                                    149,285
   Administration fee                                                    58,718
   Offering cost                                                         37,004
   Board of Managers' fees                                                9,000
   Custody fee                                                            4,962
   Other expenses                                                        51,038
                                                                  -------------
      Total expenses                                                  1,054,331
      Fund expenses reimbursed                                         (209,506)
                                                                  -------------
   Net Expenses                                                         844,825
                                                                  -------------
Net Investment Loss                                                    (795,043)
                                                                  -------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS IN PORTFOLIO FUNDS
   Net Realized Gain on Investments in Portfolio Funds                  378,519
   Net Change in Unrealized Appreciation on Investments in
      Portfolio Funds                                                 2,440,076
                                                                  -------------
   Net Realized and Unrealized Gains                                  2,818,595
                                                                  -------------
   Net Increase in Members' Capital Derived from Investment
      Activities                                                  $   2,023,552
                                                                  =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.
                    Statements of Changes in Members' Capital

                                                                   For the six-month
                                                                     period ended
                                                                  September 30, 2007    For the year ended
                                                                      (Unaudited)         March 31, 2007
                                                                  ------------------    ------------------
FROM INVESTMENT ACTIVITIES
   Net investment loss*                                           $         (795,043)   $       (1,087,660)
                                                                  ------------------    ------------------
   Net realized gain on investments in Portfolio Funds                       378,519             1,052,118
   Net change in unrealized appreciation on investments in
      Portfolio Funds                                                      2,440,076             6,804,214
                                                                  ------------------    ------------------
   Net realized and unrealized gains                                       2,818,595             7,856,332
                                                                  ------------------    ------------------
         Net increase in Members' Capital derived from
            investment activities                                          2,023,552             6,768,672
                                                                  ------------------    ------------------

MEMBERS' CAPITAL TRANSACTIONS
   Sales of Interests                                                     29,633,262            36,316,557
   Redemptions of Interests                                               (1,298,417)          (11,927,798)
                                                                  ------------------    ------------------
                                                                          28,334,845            24,388,759
                                                                  ------------------    ------------------

Net Increase in Members' Capital                                          30,358,397            31,157,431
Members' Capital at Beginning of Period                                   85,721,123            54,563,692
                                                                  ------------------    ------------------
Members' Capital at End of Period                                 $      116,079,520    $       85,721,123
                                                                  ==================    ==================

Accumulated Net Investment Loss                                   $       (3,377,370)   $       (2,582,327)
                                                                  ==================    ==================

*     Investment income less net expenses.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.
                       Statement of Cash Flows (unaudited)
                For the six-month period ended September 30, 2007

CASH FLOWS USED IN OPERATING ACTIVITIES
Net increase in Members' Capital derived from investment
    activities                                                    $   2,023,552
Adjustments to reconcile net increase in Members' Capital
   derived from investment activities to cash used in operating activities:
      Purchases of Portfolio Funds                                  (29,050,000)
      Sales of Portfolio Funds                                        2,740,326
      Net change in unrealized appreciation on investments in
         Portfolio Funds                                             (2,440,076)
      Net realized gain on investments in Portfolio Funds              (378,519)
      Increase in due from Adviser                                     (210,540)
      Decrease in interest receivable                                     1,854
      Decrease in receivable from Portfolio Funds                     3,389,051
      Increase in fund investments made in advance                   (6,250,000)
      Increase in other assets                                          (21,988)
      Decrease in offering costs payable                                (56,895)
      Increase in administration fee payable                              8,594
      Increase in management fee payable                                101,746
      Decrease in professional fees payable                             (34,282)
      Decrease in other accrued expenses                                (18,775)
                                                                  -------------
Net cash used in operating activities                               (30,195,952)
                                                                  -------------

CASH FLOWS FROM FINANCING ACTIVITIES
Loan Borrowings                                                       1,650,000
Proceeds from sales of Interests                                     31,750,856
Redemptions of Interests                                             (4,254,886)
                                                                  -------------
Net cash provided by financing activities                            29,145,970
                                                                  -------------

Net decrease in cash and cash equivalents                            (1,049,982)
Cash and cash equivalents, beginning of period                        1,100,380
                                                                  -------------
Cash and cash equivalents, end of period                          $      50,398
                                                                  =============

SUPPLEMENTAL SCHEDULE OF NON-CASH FINANCING ACTIVITIES:
Contributions received in advance in current period               $   2,117,594
                                                                  =============

Redemptions payable                                               $      64,921
                                                                  =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C.
                              Financial Highlights

                                                                                                             For the period
                                For the six-month                                                          September 30, 2003
                                  period ended              For the          For the          For the       (commencement of
                               September 30, 2007         year ended       year ended       year ended     operations) through
                                  (Unaudited)*          March 31, 2007   March 31, 2006   March 31, 2005      March 31, 2004
                               ------------------       --------------   --------------   --------------   -------------------
PER UNIT OPERATING PERFORMANCE
Beginning net asset value      $         1,000.00
Income from operations:
   Net investment loss                      (8.21)
   Net unrealized appreciation
     from Portfolio Funds                   32.81
                               ------------------
Net change in net assets
   resulting from operations                24.60
                               ------------------
Ending net asset value         $         1,024.60
                               ==================

Total Return(1)                              2.47%                9.34%           10.44%            4.21%                 5.73%

Net assets, end of period
   (000's)                     $          116,080       $       85,721   $       54,564   $       36,111   $            20,884

RATIOS TO AVERAGE NET ASSETS

Expenses, before waivers and
   reimbursements(2)                         2.13% (4)            2.28%            2.30%            2.58%                 5.29% (3)
Expenses, net of waivers and
   reimbursements(2)                         1.70% (4)            1.70%            1.70%            1.70%                 2.25  (3)
Net investment loss, before
   waivers and reimbursements               (2.03)%(4)           (2.18)%          (2.19)%          (2.55)%               (5.29)%(3)
Net investment loss, net of
   waivers and reimbursements               (1.60)%(4)           (1.60)%          (1.59)%          (1.68)%               (2.25)%(3)

Portfolio turnover rate(5)                   3.27%               14.42%           17.09%           14.34%                 7.18%

(1)   Total return is for the period indicated and has not been annualized.

(2)   Expenses of Portfolio Funds are not included in the expense ratio.

(3)   Annualized.

(4)   Not annualized.

* As of April 1, 2007, the Robeco-Sage Triton Fund, LLC became unitized. (See Note 10).

Note: The expense ratios, the net investment loss ratio, and the total return percentages are calculated for the Members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                         Robeco-Sage Triton Fund, L.L.C
                    Notes to Financial Statements (unaudited)
                               September 30, 2007

1. ORGANIZATION

The Robeco-Sage Triton Fund, L.L.C. (the "Fund") is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end, management investment company. The Fund is a "fund of funds" that enables eligible investors, through one investment, to participate in the investment programs of a professionally selected group of asset managers without being subject to the high minimum investment requirements that many asset managers typically impose. The Fund is similar to a private investment fund in that it is actively managed and units of limited liability company interests in the Fund ("Units") are sold solely to high net worth individual and institutional investors, but differs from a typical private investment fund in that it permits investments in relatively modest minimum denominations and that it has registered as an investment company under the 1940 Act. The Fund filed a registration statement under the Securities Act of 1933, as amended (the "1933 Act"), which was declared effective on April 16, 2007, commencing a public offering of its interests. Effective April 1, 2007, the Fund was unitized and interests in the Fund were offered as units. The Fund commenced operations on September 30, 2003.

The Fund's investment objective is to achieve long-term capital appreciation while attempting to reduce risk and volatility. The Fund intends to accomplish its investment objective by investing its assets primarily in private investment funds, joint ventures, investment companies, and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies.

Investors who purchase Units and who are admitted to the Fund by its Board of Managers (the "Board"), will become members of the Fund ("Members").

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. Portfolio Valuation and Investment Transactions

The net asset value of the Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Adviser under the general supervision of the Board.

Such fair value generally represents the Fund's pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Fund. Management considers information provided by the Portfolio Funds regarding the methods used to value underlying investments in the Portfolio Funds in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments are recorded on the effective date of the subscription in or the redemption from the Portfolio Fund. Interest income is recorded on an accrual basis of interest earned on cash.

C. Income Taxes

Counsel to the Fund has rendered an opinion that the Fund will be classified as a partnership and not as an association taxable as a corporation for Federal tax purposes. Counsel to the Fund also has rendered its opinion that, under a "facts and circumstances" test, the Fund will not be treated as a "publicly traded partnership" taxable as a corporation. Accordingly, the Fund should not be subject to Federal income tax, and each Member will be required to report on its own annual tax return such Member's distributive share of the Fund's taxable income or loss.

D. Distribution Policy

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

E. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

F. Cash and Cash Equivalents

The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents.

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

Robeco Investment Management, Inc. (the "Adviser"), serves as the investment adviser of the Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a subsidiary of Robeco Groep, N.V. ("Robeco") and is responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day management services to the Fund.

In consideration of these investment advisory services and pursuant to an advisory agreement between the Fund and the Adviser (the "Advisory Agreement"), the Fund pays the Adviser a quarterly fee at an annualized rate of 1.50% of the average net assets of the Fund during the calendar quarter (the "Management Fee"). The Management Fee is payable in arrears within five business days after the end of the quarter. The Adviser also provides office space, telephone and utilities; and administrative and secretarial, clerical and other personnel as necessary to provide the services required to be furnished under the Advisory Agreement. The accompanying Statement of Assets and Liabilities includes a Management Fee payable of $410,704.

SEI Investments Global Fund Services (the "Administrator") provides fund accounting, transfer agency and other services pursuant to an administration agreement dated December 2, 2003 (the "Administration Agreement"). In consideration of such services, the Fund pays the Administrator a monthly fee based on month-end net assets at an annual rate of up to 0.12%, subject to certain fee minimums, and reimburses the Administrator for certain out-of-pocket expenses.

Robeco  Securities,   L.L.C.,  an  affiliate  of  the  Adviser,  serves  as  the distributor of the Units and serves in that capacity on a reasonable best efforts basis. Additional distributors may be appointed.

SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets. In consideration for such services, the Fund pays the Custodian a monthly fee, based on month-end net assets, at an annual rate of up to 0.01%.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONCLUDED)

Cooperatieve Centrale Raiffeissen - Boerenleen Bank B.A. ("Rabobank"), the parent company of the Adviser and Robeco, and its affiliates are subject to certain U.S. banking laws, including the Bank Holding Company Act of 1956, as amended (the "BHCA"), and to regulation by the Board of Governors of the Federal Reserve System or other appropriate bank regulatory agencies. The BHCA and other applicable banking laws, rules, regulations and guidelines, and the interpretation and administration thereof by the staff of the regulatory agencies which administer them, may restrict the transaction and relationships between the Adviser, Rabobank, Robeco and their affiliates, on the one hand, and the Fund, on the other hand, and may restrict the investments and transactions by the Fund. Rabobank may be deemed to control the Fund for purposes of the BHCA.

Each member of the Board, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual fee of $6,000. Any Board member who is an "interested person" does not receive any annual or other fee from the Fund. All Board members are reimbursed by the Fund for reasonable out-of-pocket expenses.

4. FUND EXPENSES

The Fund bears all of its own expenses other than those borne by the Adviser pursuant to the Advisory Agreement, including, but not limited to: all investment related expenses (e.g., fees paid directly or indirectly to Portfolio Managers, all costs and expenses directly related to portfolio transactions and positions for the Fund's account all costs, and expenses associated with the establishment of any portfolio accounts); any non-investment related interest expense; organizational and offering expenses; fees and disbursements of any attorneys and accountants engaged by the Fund; audit and tax preparation fees and expenses of the Fund; administrative expenses and fees; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond; the Management Fee; fees and travel-related and other expenses of members of the Board of Managers who are not employees of the Adviser or any affiliated person of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Fund's transactions among the Adviser and any custodian or other agent engaged by the Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.

The Fund also indirectly bears fees and expenses as an investor in Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15%-25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager. If the Fund retains a Portfolio Manager to manage a Portfolio Account, a management fee and performance allocation would generally be payable to the Portfolio Manager. In such cases, the fees may differ from, and could be higher than, those described above. Any such Portfolio Account related advisory arrangements will be subject to the approval of the Board and Members.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

4. FUND EXPENSES (CONCLUDED)

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Adviser (or its affiliate) has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses), to the extent necessary to limit the ordinary operating expenses of the Fund to 1.7% per annum of the Fund's average monthly net assets (the "Expense Limitation"). Therefore, the accompanying Statement of Assets and Liabilities includes a receivable from the Adviser of $393,441.

In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser (or its affiliate) in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser (or its affiliate) such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation. As of March 31, 2007, the amount of the carryforward is $951,630 which includes $260,282, $299,353 and $391,995 from the fiscal years ending March 31, 2005, 2006 and 2007, respectively. The Expense Limitation Agreement will remain in effect until terminated by the Adviser or the Fund. None of the fees charged to the Fund by a Portfolio Fund will be subject to the Expense Limitation Agreement.

5. BORROWINGS

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Fund, including any borrowings on behalf of portfolio accounts, are subject to a 300% asset coverage requirement under the 1940 Act.

The Fund has established a line of credit with the Adviser. The line of credit is used primarily for bridge financing purposes, but may be accessed by the Fund to purchase Portfolio Funds, to meet repurchase requests, and for cash management purposes. Borrowings under the line of credit do not bear any interest. The Fund does not pay a facility fee. At September 30, 2007, the Fund had $1,650,000 in borrowings.

6. CAPITAL ACCOUNTS AND ALLOCATIONS

The Fund maintains a separate capital account for each Member which will have an opening balance equal to the Member's initial contribution to the capital of the Fund (net of any applicable sales load). The Fund has chosen to utilize a "per unit" method to account for Members' capital. A Member's contribution is used to purchase Units in the Fund. The Units represent the capital account maintained on the investor's behalf that reflects the purchaser's pro rata share of the Fund's capital. An investor's capital account is used to facilitate tax reporting to the investor. Units are offered at their net asset value per Unit, and each Unit subscribed for represents a capital contribution to the Fund in that amount. Each Member's capital account will be increased by the amount of contributions by the Member to the capital of the Fund, plus any amounts credited to the Member's capital account as described below. Similarly, each Member's

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

6. CAPITAL ACCOUNTS AND ALLOCATIONS (CONCLUDED)

capital account will be reduced by the sum of the amount of any repurchase by the Fund of the Interest, or portion thereof, of the Member, plus the amount of any distributions to the Member which are not reinvested, plus any amounts charged against the Member's capital account as described below.

Capital accounts of Members are adjusted as of the close of business on the last day of each fiscal period. Fiscal periods begin on the day after the last day of the preceding fiscal period and end at the close of business on the first to occur of the following: (i) the last day of a fiscal year (March 31); (ii) the last day of a taxable year (December 31); (iii) the day preceding any day on which a contribution to the capital of the Fund is made; (iv) any day on which the Fund repurchases any Interest or portion of an Interest of any Member; or
(v) any day on which any amount is credited to or charged against the capital account of any Member other than an amount to be credited to or charged against the capital accounts of all Members in accordance with their respective investment percentages. An investment percentage will be determined for each Member as of the start of each fiscal period by dividing the balance of the Member's capital account as of the commencement of the period by the sum of the balances of all capital accounts of all Members as of that date.

Net profits or net losses of the Fund for each fiscal period are allocated among and credited to or charged against the capital accounts of all Members as of the last day of the fiscal period in accordance with Members' respective investment percentages for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Fund (including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and accrued expenses), after giving effect to contributions and before giving effect to any repurchases by the Fund of Units and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members' respective investment percentages.

7. SUBSCRIPTIONS AND REDEMPTIONS OF UNITS

Generally, the minimum initial investment in the Fund from each investor is $250,000, and the minimum additional investment in the Fund is $100,000.
However, clients of Robeco Securities, or other dealers authorized to sell Units, may make minimum initial investments of $100,000 and minimum additional investments of $25,000. The minimum initial and additional investment for employees of the Adviser or a selling agent of the Fund and their affiliates, and members of their immediate families and, in the sole discretion of the Adviser, as applicable, members of the Board, attorneys and other professionals engaged on behalf of the Fund and members of their immediate families, is $25,000. The minimum initial and minimum additional investment requirements may be reduced or increased by the Board.

Units are not redeemable and a Member has no right to require the Fund to redeem its Units. The Fund will from time to time make offers to repurchase Units from Members pursuant to written tenders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units or portions thereof from Members, the Board will consider the recommendations of the Adviser. The Adviser currently expects that it will recommend to the Board that the Fund offer to repurchase Units from Members as of

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

7. SUBSCRIPTIONS AND REDEMPTIONS OF UNITS (CONCLUDED)

the last business day of March, June, September, and December. Effective March 1, 2006, a repurchase fee equal to 2.0% of the value of the Units repurchased, which is retained by the Fund, will apply if the date as of which the Interest is to be valued for purposes of repurchase is less than one year following the date of a Member's investment in the Fund. The fee is intended to offset costs associated with short-term investments in the Fund. If applicable, the repurchase fee will be deducted before payment of the proceeds of a repurchase.

The Board will also consider the following factors, among others, in making their determination of the amount of the tender offer: (i) whether any Members have requested the Fund to repurchase their Units; (ii) the liquidity of the Fund's assets (including the liquidity of investments held by the Portfolio Funds); (iii) the investment plans and working capital requirements of the Fund;
(iv) the relative economies of scale with respect to the size of the Fund; (v) the history of the Fund in repurchasing Units; (vi) the economic condition of the securities markets; and (vii) the anticipated tax consequences of any proposed repurchases of Units or portions thereof.

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

9. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

10. MEMBERS' CAPITAL

As of April 1, 2007, the Fund was unitized and issued Units.

Unit transactions for the period ended September 30, 2007 were as follows:

Units outstanding at beginning of period                                     --
Units issued                                                            114,545
Units redeemed                                                           (1,252)
                                                                        -------
Units outstanding at end of period                                      113,293
                                                                        -------

The Fund is authorized to issue units the value of which at time of issuance is not to exceed $250 million in aggregate.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

11. CONCENTRATION OF RISK

The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act which invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value.

The Fund may invest in a limited number of Portfolio Funds. Such concentration may result in additional risk. The Portfolio Funds may enter into the following transactions and certain of the related risks are described below:

A. Short Sales

Short sales are sales of securities that are not owned or that are not intended for delivery and the seller will therefore be obligated to purchase such securities at a future date. The value of the open short position is recorded as a liability, and the seller records unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. A realized gain or loss is recorded when the short position is closed out. By entering into short sales, the seller bears the market risk of increases in value of the security sold short in excess of the proceeds received.

B. Swap Agreements

A swap contract is a contract under which two parties agree to make periodic payments to each other based on the value of a security, a specified interest rate, an index or the value of some other instrument applied to a stated or "notional" amount. Swaps are subject to various types of risk, including market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

C. Options

The Portfolio Funds may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer has the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific security or other underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying asset declines (in the case of a put option) or increases (in the case of call option). The writer of a call option can never profit by more than the premium paid by the buyer but can lose an unlimited amount.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

11. CONCENTRATION OF RISK (CONTINUED)

D. Futures Contracts

The Portfolio Funds may use futures contracts for hedging and non-hedging purposes. Upon entering into a futures contract, the Portfolio Funds are required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Pursuant to the contract, the Portfolio Funds agree to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio Funds as unrealized gains or losses. When the contract is closed, the Portfolio Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The use of futures transactions includes the risk of imperfect correlation in movements in the price of futures contracts, interest rates, underlying hedged assets, and the possible inability of the counterparties to meet the terms of their contracts.

E. Leverage Transactions

In order to obtain more investable cash, the Portfolio Funds may use various forms of leverage including purchasing securities on margin. Such leverage may allow the Portfolio Funds to increase partners' capital at a greater rate during favorable markets, but also may lead to a more rapid decrease in partners' capital in unfavorable markets. A margin transaction consists of purchasing an investment with money loaned by a broker and agreeing to repay the broker at a later date. Interest expense on the outstanding margin balance is based on market rates at the time of the borrowing.

F. Forward Foreign Currency Contracts

The Portfolio Funds may enter into forward foreign currency contracts. Forward contracts are over-the-counter contracts for delayed delivery of currency in which the buyer agrees to buy and the seller agrees to deliver a specified currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. All commitments are marked to market on each valuation date at the applicable foreign exchange rate and any resulting unrealized gain or loss is recorded on such date. The Portfolio Fund realizes gains and losses at the time forward contracts are extinguished or closed upon entering into an offsetting contract.

G. Repurchase Agreements

Repurchase agreements are agreements under which a Portfolio Fund or the Fund purchases securities from a bank that is a member of the Federal Reserve System, a foreign bank or a securities dealer that agrees to repurchase the securities from the Portfolio Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent, the Portfolio Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Portfolio Fund is able to dispose of them.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

11. CONCENTRATION OF RISK (CONTINUED)

H. Reverse Repurchase Agreements

Reverse repurchase agreements are a form of borrowing that involves a sale of a security by a Portfolio Fund to a bank or securities dealer and the Portfolio Fund's simultaneous agreement to repurchase that security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio Fund. Reverse repurchase transactions are a form of leverage and may increase the volatility of a Portfolio Fund's investment portfolio.

I. Lending Portfolio Securities

Portfolio Funds may lend securities held in their portfolios to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The lending Portfolio Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which afford it an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities by a Sub-Manager may not exceed 33-1/3% of the value of a Portfolio Account's total assets, and, in respect of such transactions, the Portfolio Fund will receive collateral consisting of cash, U.S. Government Securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Portfolio Fund might experience loss if the institution with which the Portfolio Fund has engaged in a portfolio loan transaction breaches its agreement with the Portfolio Fund.

J. When-Issued and Forward Commitment Securities

Portfolio Managers may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by a Portfolio Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If a Portfolio Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by a Portfolio Fund on a forward basis will not honor its purchase obligation. In such cases, a Portfolio Fund may incur a loss.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

11. CONCENTRATION OF RISK (CONCLUDED)

K. Restricted and Illiquid Investments

Portfolio Funds may invest in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933 Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. The Fund's interests in unregistered Portfolio Funds are themselves illiquid and subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from an unregistered Portfolio Fund pursuant to limited withdrawal rights. The illiquidity of these interests may adversely affect the Fund if it is unable to withdraw its investment in a Portfolio Fund promptly after it determines to do so.

L. Liquidity

The Portfolio Funds provide for periodic redemptions, with lock-up provisions ranging from 3 months to 3 years from initial or subsequent investments. Certain Portfolio Funds provide for early redemptions, subject to approval, and may charge redemption penalties of 2.0% to 5.0% of net assets. The liquidity provisions shown on the Schedule of Investments apply after the lock-up provisions.

12. INVESTMENT TRANSACTIONS

For the six-month period ended September 30, 2007, the Fund had purchases of investments of $29,050,000 and sales of investments of $2,740,326.

13. INVESTMENTS

As of September 30, 2007, the Fund had investments in fifty-one Portfolio Funds, none of which were related parties.

The Fund will limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities, absent an order of the Securities and Exchange Commission (the "SEC") (or assurances from the SEC staff) under which the Fund's contribution and withdrawal of capital from a Portfolio Fund in which it holds 5% or more of the outstanding interests will not be subject to various 1940 Act prohibitions on affiliated transactions. The Fund also is not required to adhere to this 5% investment limitation to the extent that it relies on certain SEC rules that provide exemptions from 1940 Act prohibitions on affiliated transactions. However, to facilitate investments in smaller Portfolio Funds deemed attractive by the Adviser, the Fund may purchase non-voting securities of, or waive its right to vote its interests in, Portfolio Funds. Although the Fund may hold non-voting interests, the 1940 Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Portfolio Fund, if investments in a Portfolio Fund by the Fund will equal or exceed 25% of the Portfolio Fund's assets or such lower percentage limit as may be determined by the Fund in consultation with its counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

13. INVESTMENTS (CONTINUED)

CREDIT

Credit strategies involve various trading techniques used to capture price inefficiencies within or across a company's capital structure. Intra-capital structure arbitrage seeks to profit by identifying mispricings within a single company's capital structure. Purchasing senior bonds and selling junior bonds is an example of an intra-capital structure arbitrage trade. Inter-capital structure arbitrage is also included in this sub-strategy. These trades, similar to equity pair trades, involve the buying and selling of different fixed income securities across two different companies.

DISTRESSED

These Portfolio Funds invest in, and occasionally sell short, the securities of companies where the security's price has been affected (or is expected to be affected) by a distressed financial situation. These situations may involve reorganizations, bankruptcies, distressed sales and other corporate restructurings. Depending on the Portfolio Manager's style, investments may be made in bank debt, corporate debt, trade claims, common stock, preferred stock, warrants or post-distressed equities. Leverage may be used by certain Portfolio Managers, but it is not typical in this strategy.

EVENT-DRIVEN

Event-Driven strategies involve investing in companies experiencing significant corporate changes. Mispricings arise from events such as spin-offs, restructurings, stub trades, or other corporate changes that the broad market does not fully comprehend and appropriately value. This strategy also includes activist managers who take controlling stakes in companies and force the "event" internally.

FIXED INCOME RELATIVE VALUE

Fixed Income Relative Value managers seek to profit by identifying mis-pricings between different but related fixed income instruments. The mis-pricings may be between two fixed income securities within two different companies, or two fixed income securities within a single company's capital structure. These managers can implement either a quantitative or fundamental research process to uncover these opportunities. Through the use of leverage, these Portfolio Funds can profit even from small mis-pricings.

FUNDAMENTAL MARKET NEUTRAL

Fundamental Market Neutral funds buy or sell securities which are mis-priced relative to related securities, groups of securities or the overall market. Fundamental analysis is performed to uncover the relative value between these companies or other securities. Positions are often hedged to isolate this discrepancy in value and minimize market risk.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(continued)

13. INVESTMENTS (CONCLUDED)

Portfolio Funds' Investment Strategies (concluded):

LONG/SHORT EQUITY

In Long/Short Equity funds, Portfolio Managers construct portfolios consisting of long and short equity positions. The Portfolio Managers' stock picking abilities, on both the long and the short side, is key to the success of these Portfolio Funds. The short positions may be opportunistic or instituted solely for hedging purposes. Individual stock options may be used in place of a short equity position, and equity index options may be used as a portfolio hedge. This classification is very broad. Portfolio Funds in this category include those that may or may not have a sector, style or capitalization bias. Portfolio Managers of these Portfolio Funds opportunistically vary the gross long and short exposures, as well as the resultant net long or short exposures, resulting in more defined market exposure than that found in equity market neutral strategies. Trading and concentrated positions in certain stocks or industries often become important elements in these strategies. There is typically some degree of directional trading involved in the strategy that drives the long and short exposures, derived from either top-down themes or bottom-up stock selection criteria.

MACRO

Macro managers will invest globally across all markets without constraints. Top-down macro analysis uncovers pricing anomalies across global markets, due to factors such as GDP growth, strengthening currencies, and interest rates. These managers invest in equity, fixed income, currency, and commodity asset classes across both the derivative and cash markets.

MULTI-STRATEGY RELATIVE VALUE

In Multi-Strategy Relative Value funds, the Portfolio Manager allocates capital to more than one strategy. The most common elements are convertible arbitrage, merger arbitrage, equity pairs trading, fixed-income arbitrage, and distressed investing. Some maintain a relatively fixed allocation to the various strategies, but others allow one or two strategies to opportunistically dominate the portfolio. The combinations are designed to decrease the volatility associated with reliance on a single arbitrage strategy that may perform poorly in some market environments.

STRUCTURED CREDIT

Portfolio Managers typically originate loans directly to a company. These loans are typically senior within the capital structure and are collateralized by the company's assets. The Portfolio Manager is usually the "lender of last resort" and will lend at terms that are beneficial to the Portfolio Fund.

14. TENDER OFFER

On August 31, 2007, the Fund offered to purchase up to $25,000,000 of Units tendered by Members of the Fund at a price equal to the net asset value as of December 31, 2007. In October 2007, the Fund accepted tender offer requests of approximately $5.8 million. The final tender amount will be based upon the December 31, 2007 net asset value.

                         Robeco-Sage Triton Fund, L.L.C.
              Notes to Financial Statements (unaudited)(concluded)

15. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2007 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. At this time, management is evaluating the implications of SFAS No. 157 and its impact on the financial statements has not yet been determined.

                           ADVISORY AGREEMENT APPROVAL

The investment advisory agreement between Robeco-Sage Triton Fund, L.L.C., a Delaware limited liability company (the "Fund"), and Robeco Investment Management, Inc., a Delaware corporation (the "Adviser") (the "Advisory Agreement"), may be continued in effect from year to year subject to approval by: (i) the Fund's Board of Managers (the "Board"); or (ii) vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Fund; provided that, in either event, the continuance must also be approved by a majority of the managers who are not "interested persons," as defined by the 1940 Act, of the Fund (the "Independent Managers"), by vote cast in person at a meeting called for the purpose of voting on such approval. At a meeting of the Board held on September 6, 2007, a majority of the Managers, including a majority of the Independent Managers, approved the continuance of the Advisory Agreement for an additional year. In considering whether to renew the Advisory Agreement, the Board reviewed various materials from counsel and from the Adviser which included: (i) information concerning the services rendered to the Fund by the Adviser and the fees paid by the Fund to the Adviser; (ii) information concerning the individuals responsible for the day to day management of the Fund's assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. The Managers reviewed the services that the Adviser provides to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services provided to the Fund, the Board discussed, in detail, with representatives of the Adviser the management of the Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions that are entered into on behalf of the Fund. The Board noted that, in addition to the investment advisory services provided to the Fund under the Advisory Agreement, the Adviser and its affiliates also provide certain administrative and other services necessary for the operation of the Fund. In particular, the Board reviewed the compliance and administrative services provided to the Fund by the Adviser, including its oversight of the Fund's day-to-day operations and its oversight of Fund accounting services. Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board concluded that the Fund was receiving the services required from the Adviser under the Advisory Agreement and that these services were of high quality.

(b) INVESTMENT PERFORMANCE OF THE FUND AND ADVISER. In connection with the evaluation of the services provided by the Adviser, the Board also considered the investment performance of the Fund, and compared the performance of the Fund to that of the S&P 500 Index and the HFRI Fund of Funds Index covering periods since the Fund's inception until March 31, 2007. The Board noted the Fund's approximately 34% cumulative returns since its inception and found the Fund's overall returns to be generally satisfactory, particularly in light of its relatively low volatility.

(c) COST OF THE SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER FROM THE RELATIONSHIP WITH THE FUND. The Managers also considered the cost of the services provided by the Adviser. Under the Advisory Agreement, the Fund pays the Adviser a fee at the annual rate of 1.50% of the Fund's average net assets. The Board considered that, in addition to the fees charged by the Adviser, the Fund also bears the advisory fees charged by the Portfolio Funds. The Board also considered that a fee cap is in place and the impact of the cap on the Adviser. The Managers reviewed information comparing the Fund's advisory fee rate and total expense ratio to those of comparable registered funds. The profitability realized by the Adviser was also considered. The Board relied principally on information relating to the costs and profitability of the Adviser from its relationship with the Fund (the "Profitability Analysis"). After reviewing the information contained in the Profitability Analysis, the Board determined that the

                    ADVISORY AGREEMENT APPROVAL - (CONCLUDED)

Adviser's profitability from its relationship with the Fund was not disproportionately large so that it bore no reasonable relationship to the services rendered. The Board also determined that, given the overall performance of the Fund and the quality of services provided, the current profitability of the Adviser was not excessive.

The Managers compared both the services rendered and the fees paid under the Advisory Agreement to other contracts of the Adviser and to other contracts of other advisers with respect to various similar closed-end registered investment companies. In particular, the Board evaluated the Fund's contractual fee rate for advisory services as compared to the contractual fee rate of other closed-end funds that are managed by other investment advisers that invest primarily in unregistered funds. The Board found that the Fund's advisory fees compared favorably to the fees paid by such other similar registered funds.

(d) THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE. The Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund's assets. The Independent Managers concluded that, although the net assets of the Fund have grown since its inception, the Fund has not reached an appropriate size to support fee reductions based on economies of scale realized by the Adviser. However, the Independent Managers noted that they would consider negotiating fee reductions as the Fund's assets grow to more significant levels.

CONCLUSION. Based on all of the foregoing, and such other matters that were deemed relevant, the Board determined that the terms of the Advisory Agreement, including applicable fees and expenses, were fair and reasonable in light of the nature, extent and quality of services provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Managers who were present in person at the September 6, 2007 meeting, including a majority of the Independent Managers, approved the continuance of the Advisory Agreement for an additional year.

ITEM 2.    CODE OF ETHICS.

Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    Robeco-Sage Triton Fund, L.L.C.


By (Signature and Title)*                       /s/ Timothy J. Stewart
                                                ----------------------
                                                Timothy J. Stewart
                                                Chief Executive Officer


Date: December 7, 2007





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ Timothy J. Stewart
                                                ----------------------
                                                Timothy J. Stewart
                                                Chief Executive Officer

Date: December 7, 2007


By (Signature and Title)*                       /s/ Roland Toppen
                                                -----------------
                                                Roland Toppen
                                                Chief Financial Officer


Date: December 7, 2007

* Print the name and title of each signing officer under his or her signature.